Note 12 - Income Taxes (Details) - Operating Loss Carryforwards ¥ in Thousands	Mar. 31, 2015 JPY (¥)
Enterprise Tax [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	¥ 586,329
Enterprise Tax [Member] | Tax Year 2020 and Thereafter [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	586,329
Inhabitant Tax [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	149,538
Inhabitant Tax [Member] | Tax Year 2020 and Thereafter [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	149,538
Others [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	3,555,307
Others [Member] | Tax Year 2018 [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	84,479
Others [Member] | Tax Year 2019 [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	865,365
Others [Member] | Tax Year 2020 and Thereafter [Member]
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	¥ 2,605,463